March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

RE:	Gabelli 787 Fund, Inc. (the “Corporation”)

File Nos. 333-141582/811-22041

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above named Corporation do not differ from those contained in Post-Effective Amendment No. 11 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2013 (Accession # 0001193125-13-084468).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

S. Kothari – Gabelli Funds, LLC

A. Lonergan

H. Robichaud